Touchstone Large Cap Fund Expense Example - Touchstone Large Cap Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 601
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	2,037
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	1,011
Expense Example, with Redemption, 5 Years	1,862
Expense Example, with Redemption, 10 Years	4,066
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,076
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	$ 1,001